Partners' Equity Nonvested Unit Options Activity (Detail) shares in Thousands	12 Months Ended
Dec. 31, 2017 $ / shares shares
Deferred Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested shares at period start (in shares) | shares	35
Granted (in shares) | shares	9
Forfeited (in shares) | shares	0
Vested (in shares) | shares	0
Unvested shares at period end (in shares) | shares	44
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested shares at period start (in dollars per share) | $ / shares	$ 53.51
Granted (in dollars per share) | $ / shares	62.71
Forfeited (in dollars per share) | $ / shares	0
Vested (in dollars per share) | $ / shares	0
Unvested Shares at period end (in dollars per share) | $ / shares	$ 55.41
Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested shares at period start (in shares) | shares	488
Granted (in shares) | shares	112
Forfeited (in shares) | shares	6
Vested (in shares) | shares	62
Unvested shares at period end (in shares) | shares	532
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested shares at period start (in dollars per share) | $ / shares	$ 55.32
Granted (in dollars per share) | $ / shares	61.79
Forfeited (in dollars per share) | $ / shares	56.78
Vested (in dollars per share) | $ / shares	50.95
Unvested Shares at period end (in dollars per share) | $ / shares	$ 57.18
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested shares at period start (in shares) | shares	225
Granted (in shares) | shares	98
Forfeited (in shares) | shares	3
Vested (in shares) | shares	68
Unvested shares at period end (in shares) | shares	252
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested shares at period start (in dollars per share) | $ / shares	$ 57.09
Granted (in dollars per share) | $ / shares	63.12
Forfeited (in dollars per share) | $ / shares	57.53
Vested (in dollars per share) | $ / shares	55.93
Unvested Shares at period end (in dollars per share) | $ / shares	$ 59.75